Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of fair value of the assets acquired and liabilities
Amount

Cash & cash equivalents	$75,506
Accounts receivable	75,629
Prepaid expenses and other current assets	770
Security deposit, current	72,214
Accounts payable	(104,821)
Other payables	(677)
Net assets acquired	$118,621

Cash paid for acquisition	185,000
Fair value of existing equity interest in MMBD Trading	61,338
Total purchase price	$246,338

Goodwill	$127,717